Property and Equipment	12 Months Ended
Nov. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2015		2014
Ships, including ship improvements	$42,401		$42,955
Ships under construction	839		536
	43,240		43,491
Land, buildings and improvements, including leasehold improvements and port facilities	1,161		1,088
Computer hardware and software, transportation equipment and other	1,389		1,322
Total property and equipment	45,790		45,901
Less accumulated depreciation and amortization	(13,902)		(13,082)
	$31,888	(a)	$32,819	(a)

(a)
At November 30, 2015 and 2014, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.5 billion, $11.7 billion, $0.3 billion and $0.1 billion and $18.7 billion, $12.6 billion, $0.3 billion and $0.1 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all included in our ships under construction, amounted to $22 million in 2015, $21 million in 2014 and $15 million in 2013.
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $1.0 billion in 2015, $936 million in 2014 and $974 million in 2013, and are substantially all included in other ship operating expenses.
See Note 11 for a discussion regarding ship sales and impairments.